Summary of Significant Accounting Policies - Reconciliation of Prior Period Closing Impairment Allowance, Provisions and Opening Impairment Allowance (Detail) - Financial Assets at Amortized Cost (IFRS 9) [Member]
₱ in Millions
Jan. 01, 2018 PHP (₱)
Retained earnings [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	₱ 390
Retained earnings [Member] | Trade and Other Receivables [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	258
Retained earnings [Member] | Contract Assets [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	114
Retained earnings [Member] | Other financial assets [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	18
Impairment Allowance | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	14,501
Impairment Allowance | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	14,891
Impairment Allowance | Trade and Other Receivables [Member] | IAS 39 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	14,501
Impairment Allowance | Trade and Other Receivables [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	14,759
Impairment Allowance | Contract Assets [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	114
Impairment Allowance | Other financial assets [Member] | IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Loans receivables	₱ 18